Deferred Financing Costs (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Financing Costs [Abstract]
Deferred financing costs, net of accumulated amortization of $705 and $410, respectively	$ 641	$ 890
Deferred financing costs, accumulated amortization	$ 705	$ 410